Key management transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management transactions

25.Key management transactions

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Salaries and benefits	$1,371	$1,269
Directors’ fees	383	366
Share-based payments	2,950	3,132